CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2016
CUSTOMER DEPOSITS [Abstract]
CUSTOMER DEPOSITS
16.	customer deposits

Customer deposits represent cash payments received from customers in advance of the delivery of PV modules. These deposits are recognized as revenue when the conditions for revenue recognition have been met. The customer deposits are refundable if the sales contract is terminated.